SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENT INFORMATION
Segment information
The Company defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by management in deciding how to allocate resources and in assessing performance. The Company has two reportable segments: 1) Siding, Fencing and Stone and 2) Windows and Doors.
The income before income taxes of each segment includes the revenue generated on transactions involving products within that segment less identifiable expenses. Unallocated income and expenses include items which are not directly attributed to or allocated to either of the Company’s reporting segments. Such items include interest, legal costs, corporate payroll, and unallocated finance, and accounting expenses. Unallocated corporate assets include cash and certain receivables. Interest expense is presented net of interest income.
Following is a summary of the Company’s segment information:

	For the three months ended
(amounts in thousands)	March 30, 2013	March 31, 2012
Net sales
Siding, Fencing and Stone	$137,725	$142,787
Windows and Doors	119,372	96,389
	$257,097	$239,176
Operating earnings (loss)
Siding, Fencing and Stone	$17,114	$15,949
Windows and Doors	(12,096)	(10,396)
Unallocated	(5,590)	(4,350)
	$(572)	$1,203

	Total assets as of
	March 30, 2013	December 31, 2012
Total assets
Siding, Fencing and Stone	$586,339	$558,501
Windows and Doors	277,836	271,650
Unallocated	41,941	51,699
	$906,116	$881,850

Segment information
The Company defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by management in deciding how to allocate resources and in assessing performance. The Company has two reportable segments: 1) Siding, Fencing and Stone and 2) Windows and Doors.
The income before income taxes of each segment includes the revenue generated on transactions involving products within that segment less identifiable expenses. Unallocated income and expenses include items which are not directly attributed to or allocated to either of the Company’s reporting segments. Such items include interest, legal costs, corporate payroll, and unallocated finance, accounting expenses, gain (loss) on modification or extinguishment of debt, and write-off of previously capitalized offering costs. Unallocated corporate assets include cash and certain receivables. Interest expense is presented net of interest income.
Following is a summary of the Company’s segment information:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Net sales
Siding, Fencing and Stone	$658,045	$639,290	$604,406
Windows and Doors	463,256	395,567	391,500
	$1,121,301	$1,034,857	$995,906
Operating earnings (loss)
Siding, Fencing and Stone	$110,456	$90,849	$92,612
Windows and Doors	(20,565)	(31,134)	(19,410)
Unallocated	(19,871)	(14,784)	(16,372)
	$70,020	$44,931	$56,830
Interest expense, net
Siding, Fencing and Stone	$(47)	$(83)	$(121)
Windows and Doors	(18)	(13)	90
Unallocated	103,107	101,480	122,864
	$103,042	$101,384	$122,833
Depreciation and amortization
Siding, Fencing and Stone	$22,616	$23,634	$27,614
Windows and Doors	29,490	30,217	32,936
Unallocated	171	169	168
	$52,277	$54,020	$60,718
Income tax expense
Unallocated	$2,835	$683	$5,027
Capital expenditures
Siding, Fencing and Stone	$11,219	$6,776	$5,928
Windows and Doors	12,617	4,651	5,177
Unallocated	810	63	—
	$24,646	$11,490	$11,105
	As of December 31,
	2,012,000	2,011,000
Total assets
Siding, Fencing and Stone	$558,501	$579,195
Windows and Doors	271,650	273,909
Unallocated	51,699	39,808
	$881,850	$892,912

Our Canadian subsidiary, which had sales of approximately $70.0 million for the year ended December 31, 2012, represents a majority of our sales to foreign customers. Other subsidiaries’ sales outside the United States are less than 1% of our total sales.